UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5785

Colonial Investment Grade Municipal Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Colonial Investment Grade Municipal Trust
Investment Portfolio
August 31, 2004 (Unaudited)

			Par ($)	Value ($)
Municipal Bonds - 98.0%
EDUCATION - 7.3%
Education - 5.4%
AL University of South Alabama,
Series 1999,
	(a)	11/15/18	2,500,000	1,339,725
FL Broward County Educational Facilities
Authority, Nova Southeastern,
Series 2004 B,
	5.500%	04/01/24	155,000	159,765
IL Chicago, State University Auxiliary
Facilities, Series 1998,
	5.500%	12/01/23	1,085,000	1,243,410
MA State Development Finance Agency,
Western New England College,
	6.125%	12/01/32	315,000	329,326
MN University of Minnesota:
Series 1996 A,
	5.750%	07/01/14	500,000	584,945
Series 1999 A,
	5.500%	07/01/21	2,000,000	2,314,040
NY St. Lawrence County Industrial
Development Agency,
St. Lawrence University, Series 1998 A,
	5.500%	07/01/13	1,465,000	1,642,089
TX Texas Tech University,
Series 1999,
	5.000%	02/15/29	2,500,000	2,516,800
		Education Total		10,130,100

Prep School - 1.1%
MA State Industrial Finance Agency,
Tabor Academy, Series 1998,
	5.400%	12/01/28	1,000,000	1,015,800
MO State Health & Educational
Facilities Authority, Central Institute
for the Deaf, Series 1999,
	5.850%	01/01/22	600,000	654,906
NH State Business Finance Authority,
Proctor Academy,
Series 1998 A,
	5.400%	06/01/17	390,000	404,711

		Prep School Total		2,075,417

Student Loan - 0.8%
NE Nebhelp, Inc., Series 1993 A-6, AMT,
	6.450%	06/01/18	1,500,000	1,614,720
		Student Loan Total		1,614,720
		EDUCATION TOTAL		13,820,237

HEALTH CARE - 15.0%
Congregate Care Retirement - 2.5%
CA La Verne Certificates of Participation,
Brethren Hillcrest Home,
Series 2003 B,
	6.625%	02/15/25	350,000	355,523
CT State Development Authority,
Elim Park Baptist, Inc.,
Series 2003,
	5.750%	12/01/23	250,000	257,015
FL Capital Projects Finance Authority,
Glenridge on Palmer Ranch,
Series 2002 A,
	8.000%	06/01/32	500,000	504,035
GA Fulton County Residential Care Facilities,
Canterbury Court, Series 2004 A,
	6.125%	02/15/34	250,000	249,195
HI State Department of Budget & Finance,
Kahala Nui Project,
Series 2003 A:
	7.875%	11/15/23	250,000	253,325
	8.000%	11/15/33	250,000	254,045
IL State Health Facilities Authority,
Washington and Jane Smith Community,
Series 2003 A,
	7.000%	11/15/32	250,000	250,417
MD Westminster Economic Development,
Carroll Lutheran Village,
Series 2004 A,
	5.875%	05/01/21	500,000	504,395
MO Cole County Industrial Development Authority,
Lutheran Senior Services,
	5.500%	02/01/35	500,000	507,205
NJ Economic Development Authority,
First Mortgage, Winchester Gardens,
Series 2004 A,
	5.800%	11/01/31	250,000	248,757
PA Chartiers Valley Industrial & Commercial
Development Authority, Friendship VLG/ South,
Series 2003 A,
	5.250%	08/15/13	500,000	509,035
PA Delaware County Authority,
Dunwoody Village, Inc.,
Series 2003 A,
	5.375%	04/01/17	250,000	264,510
TN Shelby County, Health, Education
& Housing Facilities Board,
Germantown Village,
Series 2003 A,
	7.250%	12/01/34	150,000	153,869
TX Abilene Health Facilities Development
Corp., Sears Methodist Retirement
Obligation Group,
Series 2003 A,
	7.000%	11/15/33	200,000	206,996
WI State Health & Educational Facilities
Authority, Three Pillars Senior
Communities, Series 2003,
	5.600%	08/15/23	300,000	301,248
	Congregate Care Retirement Total			4,819,570

Health Services - 0.2%
MA State Health & Educational
Facilities Authority,
Civic Investments, Inc., Series 2002 A,
	9.000%	12/15/15	250,000	286,603
	Health Services Total			286,603

Hospitals - 10.0%
AZ Yavapai County Industrial Development
Authority Hospital Facilities,
Yavapai Regional Medical Center,
Series 2003 A,
	6.000%	08/01/33	150,000	153,208
CA Health Facilities Financing,
Catholic Healthcare West,
Series 2004 I,
	4.950%	07/01/26	200,000	203,336
CA Rancho Mirage Joint Powers,
Eisenhower Medical Center,
	5.625%	07/01/29	1,000,000	1,029,210
CA Statewide Communities Development Authority,
Kaiser Permanente,
Series 2004 I,
	3.450%	04/01/35	250,000	247,130
CO Health Facilities Authority,
National Jewish Medical & Research
Center, Series 1998 B,
	5.375%	01/01/29	250,000	233,137
FL Orange County Health Facilities Authority,
Orlando Regional Healthcare System:
Series 1996 C,
	6.250%	10/01/13	720,000	864,828
Series 1999,
	6.000%	10/01/26	175,000	183,025
Series 2002,
	5.750%	12/01/32	150,000	155,565
FL South Broward Hospital District,
Series 2002,
	5.625%	05/01/32	1,000,000	1,049,900
IL Southwestern Illinois Development
Authority, Anderson Hospital,
Series 1999,
	5.375%	08/15/15	380,000	387,919
IL State Development Finance Authority,
Adventist Health System, Series 1999,
	5.500%	11/15/20	900,000	928,134
IL State Health Facilities Authority,
Swedish American Hospital, Series 2000,
	6.875%	11/15/30	500,000	549,395
IN Health Facilities Financing Authority
Hospital, Community Foundation
Northwest, Series 2004 A,
	6.000%	03/01/34	150,000	146,556
KS University Hospital Authority,
Kansas University Health System,
Series 2002,
	5.625%	09/01/32	500,000	506,905

LA State Public Facilities Authority,
Touro Infirmary, Series 1999 A,
	5.625%	08/15/29	500,000	503,625
MA State Health & Educational
Facilities Authority:
Milford-Whitinsville Regional,
Series 1998 C,
	5.750%	07/15/13	500,000	505,215
South Shore Hospital,
Series 1999 F,
	5.750%	07/01/29	1,000,000	1,026,010
MD State Health & Higher Educational
Facilities Authority:
Adventist Healthcare,
Series 2003 A:
	5.000%	01/01/16	250,000	251,280
	5.750%	01/01/25	250,000	253,582
Lifebridge Health,
Series 2004 A,
	5.125%	07/01/34	500,000	503,385
University of Maryland Medical System,
Series 2000,
	6.750%	07/01/30	250,000	281,720
MI State Hospital Finance Authority,
Oakwood Obligated Group,
Series 2003,
	5.500%	11/01/18	400,000	423,644
MN St. Paul Housing & Redevelopment
Authority, HealthEast, Inc.:
Series 1993 B,
	6.625%	11/01/17	240,000	241,846
Series 1997 A,
	5.700%	11/01/15	250,000	246,110
NH Health & Education Facilities Authority,
Catholic Medical Center, Series 1989,
	6.125%	07/01/32	500,000	510,125
NJ Health Care Facilities,
Capital Health System, Inc.,
Series 2003 A,
	5.750%	07/01/23	350,000	369,044
NV Henderson, Catholic Healthcare West:
Series 1998,
	5.375%	07/01/26	250,000	241,265
Series 1999 A,
	6.750%	07/01/20	500,000	544,595
NY New York State Dormitory Authority,
North Shore Long Island Jewish
Medical Center, Series 2003,
	5.500%	05/01/33	100,000	103,332
OH Lakewood Hospital Improvement,
Lakewood Hospital Association,
Series 2003,
	5.500%	02/15/14	385,000	413,194
RI State Health & Educational Building Corp.,
Hospital Financing,
Lifespan Obligated Group,
	6.375%	08/15/21	500,000	528,990

SC Jobs Economic Development Authority,
Bon Secours Health Systems, Inc.,
Series 2002 A,
	5.500%	11/15/23		500,000	505,215
SC Lexington County Health Services
District, Inc., Hospital Revenue,
	5.500%	11/01/23		500,000	514,830
SD State Health & Educational Facilities Authority,
Sioux Valley Hospital,
Series 2004 A,
	5.250%	11/01/34	(b)	250,000	246,552
TN Metropolitan Government, Nashville
& Davidson Counties, Meharry
Medical College, Series 1996,
	6.000%	12/01/16		1,575,000	1,870,864
TX Comal County Health Facilities
Development, McKenna Memorial,
Series 2002 A,
	6.250%	02/01/32		500,000	509,790
VA Augusta County Industrial Development
Authority, Augusta Health Care, Inc.,
Series 2003,
	5.250%	09/01/19		1,000,000	1,091,470
WI State Health & Educational
Facilities Authority:
Aurora Health Care, Inc.,
Series 2003,
	6.400%	04/15/33		175,000	183,627
Fort Healthcare, Inc.,
	5.375%	05/01/18		385,000	387,333
	Hospitals Total				18,894,891

Intermediate Care Facilities - 0.2%
IL State Development Finance Authority,
Hoosier Care, Inc., Series 1999 A,
	7.125%	06/01/34		465,000	382,899
	Intermediate Care Facilities Total				382,899

Nursing Homes- 2.1%
AK Juneau, St. Ann’s Care Center,
Series 1999,
	6.875%	12/01/25		500,000	499,380
CO Health Care Facilities Authority,
Pioneer Health Care, Series 1989,
	10.500%	05/01/19		1,540,000	1,239,069
DE State Economic Development Authority,
Churchman Village Project, Series 1991 A,
	10.000%	03/01/21		885,000	896,417
PA Chester County Industrial Development
Authority, RHA/Pennsylvania Nursing Home,
Series 2002,
	8.500%	05/01/32		755,000	740,353

PA Delaware County Authority,
Main Line and Haverford Nursing,
Series 1992,
	9.000%	08/01/22	(c)	565,000	339,000
WI State Health & Educational Facilities
Authority,
Metro Health Foundation, Inc.,
Series 1993,
	11.000%	11/01/22	(c)	1,251,274	191,445
	Nursing Homes Total				3,905,664
	HEALTH CARE TOTAL				28,289,627

HOUSING - 3.2%
Assisted Living/Senior - 0.5%
NY Suffolk County Industrial
Development Agency,
Civic Facility, Gurwin Jewish Phase II,
Series 2004,
	6.700%	05/01/39		500,000	504,740
TX Bell County Health Facilities
Development Corp., Care Institute, Inc.,
Series 1994,
	9.000%	11/01/24		470,000	429,115
	Assisted Living/Senior Total				933,855

Multi-Family - 2.6%
AZ Maricopa County Industrial
Development Authority,
National Health Facilities II Project,
	5.100%	01/01/33		2,500,000	2,536,600
FL Broward County Housing Finance
Authority, Chaves Lake Apartment Project,
Series 2000, AMT,
	7.500%	07/01/40		500,000	498,505
FL Clay County Housing Finance Authority,
Madison Commons Apartments,
Series 2000 A, AMT,
	7.450%	07/01/40		250,000	250,400
MN White Bear Lake, Birch Lake Townhome Project:
Series 1989 A, AMT,
	10.250%	07/15/19		775,000	777,790
Series 1989 B,
	(a)	07/15/19		668,000	307,240
NJ Middlesex County Improvement Authority,
Street Student Housing Project,
Series 2004 A,
	5.000%	08/15/18		300,000	311,193
Resolution Trust Corp.,
Pass Through Certificates,
Series 1993 A,
	9.750%	12/01/16	(d)	227,741	222,181
	Multi-Family Total				4,903,909

Single Family - 0.1%
CO State Housing Finance Authority,
Series 2000 B-2, AMT,
	7.250%	10/01/31	130,000	130,458
IL Chicago, Series 2000 A, AMT,
	7.150%	09/01/31	75,000	75,498
	Single Family Total			205,956
	HOUSING TOTAL			6,043,720

INDUSTRIAL - 1.7%
Food Products - 0.6%
NE Washington County Waste Water Facilities,
Cargill, Inc., Series 2002, AMT,
	5.900%	11/01/27	1,000,000	1,065,910
	Food Products Total			1,065,910

Forest Products - 0.5%
AL Camden Industrial Development Board,
Weyerhaeuser Co.,
Series 2003 B, AMT,
	6.375%	12/01/24	275,000	292,644
FL Escambia County Environmental
Improvement, International Paper,
Series 2003 A, AMT,
	5.750%	11/01/27	250,000	252,728
MN International Falls, Boise Cascade Corp.,
Series 1999, AMT,
	6.850%	12/01/29	500,000	507,800
	Forest Products Total			1,053,172

Manufacturing - 0.1%
MO State Development Finance Board,
Procter & Gamble Co., Series 1999, AMT,
	5.200%	03/15/29	250,000	261,000
	Manufacturing Total			261,000

Oil & Gas - 0.5%
NJ Middlesex County Pollution Control Authority,
Amerada Hess Corp., Series 2004,
	6.050%	09/15/34	175,000	181,085
NV Clark County Industrial Development,
Southwest Gas Corp.,
Series 2003 E, AMT,
	5.800%	03/01/38	250,000	267,643
TX Gulf Coast Industrial Development
Authority, Citgo Petroleum,
Series 1998, AMT,
	8.000%	04/01/28	250,000	265,523
VI Public Finance Authority,
Hovensa Refinery, AMT,
	6.125%	07/01/22	200,000	213,358
	Oil & Gas Total			927,609
	INDUSTRIAL TOTAL			3,307,691

OTHER - 6.7%
Other - 0.3%
NY Convention Center,
Yale Building Project, Series 2003,
	(a)	06/01/08	700,000	598,010
	Other Total			598,010

Pool/Bond Bank - 0.8%
FL State Municipal Loan Council,
Series 2000 A,
	(a)	04/01/21	520,000	235,809
KS State Development Finance Authority,
Water Pollution Control,
	5.500%	11/01/17	1,125,000	1,306,395
	Pool/Bond Bank Total			1,542,204

Refunded/Escrowed (e) - 4.6%
CA San Joaquin Hills Transportation
Corridor Agency, Series 1997,
	(a)	01/01/15	2,000,000	1,277,320
CA State Educational Facilities Authority,
Santa Clara University, Series 1996,
	5.000%	09/01/15	800,000	870,448
CT State Special Tax Obligation
Infrastructure, Series 2001 A,
	5.375%	10/01/16	500,000	569,445
DC District of Columbia,
Series 1999 A,
	5.375%	06/01/18	360,000	405,986
DE State Health Facilities Authority,
Beebe Medical Center,
Series 2004 A,
	5.000%	06/01/16	500,000	511,825
FL Orange County Health Facilities Authority,
Orlando Regional Healthcare System,
Series 1996 C,
	6.250%	10/01/13	1,740,000	2,112,534
NC Lincoln County, Lincoln County Hospital,
Series 1991,
	9.000%	05/01/07	65,000	72,134
NC State Municipal Power Agency,
Catawba No. 1, Series 1986,
	5.000%	01/02/20	1,670,000	1,837,768
NY New York,
Series 1996 A,
	7.000%	08/01/07	80,000	89,138
TN Shelby County, Health, Education
& Housing Facilities Board,
Open Arms Development Center:
Series 1992 A,
	9.750%	08/01/19	405,000	498,846
Series 1992 C,
	9.750%	08/01/19	405,000	498,846
	Refunded/Escrowed Total			8,744,290

Tobacco - 1.0%
CA Golden State Tobacco Securitization
Authority:
Series 2003 A-1,
	6.250%	06/01/33	750,000	699,000
Series 2003 B,
	5.500%	06/01/43	500,000	513,225

SC Tobacco Settlement Revenue
Management Authority, Series 2001 B,
	6.375%	05/15/28		400,000	359,764
WI Badger Tobacco Asset Securitization Corp.,
Series 2002,
	6.375%	06/01/32		250,000	221,275
	Tobacco Total				1,793,264
	OTHER TOTAL				12,677,768

OTHER REVENUE - 0.8%
Recreation - 0.8%
DC District of Columbia,
Smithsonian Institute, Series 1997,
	5.000%	02/01/28		1,000,000	1,007,320
FL Capital Trust Agency,
Seminole Tribe Convention Center,
Series 2002 A,
	10.000%	10/01/33	(d)	500,000	608,510
	Recreation Total				1,615,830
	OTHER REVENUE TOTAL				1,615,830

RESOURCE RECOVERY - 1.5%
Disposal - 0.9%
IL Development Finance Authority,
Waste Management, Inc., Series 1997, AMT,
	5.050%	01/01/10		500,000	521,545
MA State Industrial Finance Agency,
Peabody Monofill Associates, Inc.,
Series 1995,
	9.000%	09/01/05		80,000	81,904
MI State Strategic Fund, Waste Management,
Series 1995, AMT,
	5.200%	04/01/10		500,000	525,400
OH State Solid Waste,
Republic Services, AMT,
	4.250%	04/01/33		500,000	489,195
	Disposal Total				1,618,044

Resource Recovery - 0.6%
MA State Industrial Finance Agency,
Ogden Haverhill Project,
Series 1998 A, AMT,
	5.450%	12/01/12		1,250,000	1,259,925
	Resource Recovery Total				1,259,925
	RESOURCE RECOVERY TOTAL				2,877,969

TAX-BACKED - 41.2%
Local Appropriated - 2.7%
CA Compton Certificates of Participation,
Civic Center & Capital Improvement,
Series 1997 A,
	5.500%	09/01/15		500,000	519,895
CA Los Angeles County, Series 1999 A,
	(a)	08/01/21		2,135,000	927,444
MN Andover Economic Development Authority,
Andover Community Center,
	5.000%	02/01/19		600,000	619,080

MN Hibbing Economic Development
Authority, Series 1997,
	6.400%	02/01/12	335,000	343,677
MO Development Finance Board,
St. Louis Convention Center,
Series 2000 C,
	(a)	07/15/18	300,000	158,319
SC Berkeley County School District,
Series 2003,
	5.000%	12/01/28	500,000	499,475
SC Dorchester County School District
No. 002, Growth Remedy Opportunity,
Series 2004,
	5.250%	12/01/29	250,000	252,348
TX Houston Independent School District,
Public Facilities Corp., Series 1998 A,
	(a)	09/15/13	2,500,000	1,719,300
	Local Appropriated Total			5,039,538

Local General Obligations - 18.5%
AK North Slope Borough, Series 2001 A,
	(a)	06/30/12	2,000,000	1,467,100
CA Las Virgenes Unified School District,
Series 2001 C,
	(a)	11/01/22	1,210,000	490,728
CA Modesto High School District,
Stanislaus County, Capital Appreciation,
Series 2002 A,
	(a)	08/01/19	1,350,000	668,264
CA Pomona Unified School District,
Series 2000 A,
	6.450%	08/01/22	1,000,000	1,261,150
CA Vallejo City Unified School District,
Series 2002 A,
	5.900%	08/01/25	2,000,000	2,370,780
CA West Contra Costa Unified School District,
Series 2001 B,
	6.000%	08/01/24	250,000	301,198
CO El Paso County School District No. 11,
Colorado Springs, Series 1996,
	7.125%	12/01/19	1,870,000	2,450,560
CO Highlands Ranch Metropolitan District,
Series 1996,
	6.500%	06/15/11	1,375,000	1,650,303
IL Chicago:
Series 1995 A-2,
	6.250%	01/01/14	1,480,000	1,774,180
Series 1999,
	5.500%	01/01/23	1,000,000	1,141,460
Series 2001 A,
	(a)	01/01/15	3,000,000	1,909,530
IL Chicago Board of Education,
Series 1998 B-1:
	(a)	12/01/11	1,000,000	761,920
	(a)	12/01/21	2,000,000	857,540
IL Hoffman Estates Park District,
Debt Certificates,
	5.000%	12/01/16	500,000	530,865

IL St. Clair County,
Series 1999,
	(a)	10/01/16	2,000,000	1,164,020
IL St. Clair County Public Building
Commission, Series 1997 B,
	(a)	12/01/13	2,000,000	1,365,820
IL Will County School District No. 17,
Series 2001,
	8.500%	12/01/15	1,400,000	1,984,178
MI Garden City School District, Series 2001,
	5.500%	05/01/16	325,000	362,720
MI St. John’s Public School, Series 1998,
	5.100%	05/01/25	1,000,000	1,077,310
NY New York City:
Series 1996 A,
	7.000%	08/01/07	1,920,000	2,112,633
Series 2003 J,
	5.500%	06/01/18	500,000	546,770
OH Kenston Local School District,
Series 2003,
	5.000%	12/01/23	1,000,000	1,042,380
TX Brenham, Certificates of Obligation,
Series 2001,
	5.375%	08/15/16	1,040,000	1,154,026
TX Dallas County Flood Control
District, Series 2002,
	7.250%	04/01/32	500,000	515,445
TX Houston Independent School District,
Series 1999 A,
	4.750%	02/15/22	5,000,000	5,043,850
TX La Joya Independent School District,
Series 1998,
	5.500%	02/15/12	1,000,000	1,093,330
	Local General Obligations Total			35,098,060

Special Non-Property Tax - 4.3%
CA Lincoln Special Tax, Community
Facility District No. 2003-1, Series 2004,
	5.550%	09/01/18	500,000	500,000
FL Tampa Sports Authority,
Tampa Bay Arena Project, Series 1995,
	5.750%	10/01/25	1,000,000	1,166,030
NM Dona Ana County, Series 1998,
	5.500%	06/01/15	1,000,000	1,157,440
NY New York City Transitional Finance Authority,
Series 1998 A,
	5.000%	11/15/26	1,960,000	1,996,848
NY State Local Government Assistance Corp.,
Series 1993 E,
	5.000%	04/01/21	3,000,000	3,243,360
	Special Non-Property Tax Total			8,063,678

Special Property Tax - 1.1%
CA Huntington Beach Community Facilities District,
Grand Coast Resort, Series 2001,
	6.450%	09/01/31	300,000	312,237

CA Oakdale Public Financing Authority
Tax Allocation,
Central Redevelopment Project,
	5.375%	06/01/33	500,000	496,695
FL Celebration Community Development
District, Special Assessment,
Series 2003 A,
	6.400%	05/01/34	250,000	258,623
FL Double Branch Community
Development District,
Series 2002 A,
	6.700%	05/01/34	335,000	357,981
FL Lexington Oaks Community Development District,
Series 1998 B,
	5.500%	05/01/05	5,000	5,023
IL Chicago Tax Increment Allocation,
Jr. Lien-Pilsen Redevelopment,
Series 2004 B,
	6.750%	06/01/22	610,000	620,437
	Special Property Tax Total			2,050,996

State Appropriated - 8.7%
IN State Office Building Commission,
Women’s Prison, Series 1995 B,
	6.250%	07/01/16	2,820,000	3,428,246
KY State Property & Buildings Commission,
Project No. 73, Series 2001,
	5.500%	11/01/14	455,000	515,237
NY State Dormitory Authority:
City University, Series 1993 A,
	5.750%	07/01/18	5,000,000	5,916,050
Mental Health Services,
Series 1998 C,
	5.000%	02/15/11	1,485,000	1,590,687
State University,
Series 2000 C,
	5.750%	05/15/17	1,000,000	1,186,120
NY State Urban Development Corp.,
	5.600%	04/01/15	1,000,000	1,141,260
UT State Building Ownership Authority,
Facilities Master Lease,
Series 1998 C,
	5.500%	05/15/19	1,750,000	2,018,450
WV State Building Commission,
Series 1998 A,
	5.375%	07/01/18	500,000	567,335
	State Appropriated Total			16,363,385

State General Obligations - 5.9%
CA State:
Series 1995,
	5.750%	03/01/19	70,000	71,936
Series 2004,
	5.000%	02/01/21	1,000,000	1,046,600
DC District of Columbia,
Series 1999 A,
	5.375%	06/01/18	890,000	974,817
MA State, Series 1998 C,
	5.250%	08/01/17	1,000,000	1,121,880

NJ State, Series 2001,
	5.250%	07/01/16		2,000,000	2,278,320
PR Commonwealth of Puerto Rico:
Series 2004 A,
	5.000%	07/01/30		300,000	325,128
Aqueduct & Sewer Authority:
Series 1995:
	6.250%	07/01/12		1,000,000	1,206,720
	6.250%	07/01/13		750,000	911,235
Series 2001,
	5.500%	07/01/17		1,000,000	1,169,120

TX State, Series 1999 ABC,
	5.500%	08/01/35		2,000,000	2,139,980
	State General Obligations Total				11,245,736
	TAX-BACKED TOTAL				77,861,393

TRANSPORTATION - 6.2%
Air Transportation - 1.8%
CA Los Angeles Regional Airport
Improvement Corp.,
American Airlines, Inc.,
Series 2000 C, AMT,
	7.500%	12/01/24		375,000	322,001
IL Chicago O’Hare International Airport,
United Airlines, Inc., Series 2000 A, AMT,
	6.750%	11/01/11	(c)	800,000	200,920
IN Indianapolis Airport Authority,
Fed Ex Corp., Series 2004, AMT,
	5.100%	01/15/17		250,000	257,157
KY Kenton County Airport Board,
Delta Air Lines, Inc.,
Series 1992 A, AMT,
	7.500%	02/01/12		250,000	185,153
MN Minneapolis & St. Paul Metropolitan
Airport Commission, Northwest Airlines,
Series 2001 A, AMT,
	7.000%	04/01/25		350,000	291,396
NC Charlotte, US Airways, Inc.:
Series 1998, AMT,
	5.600%	07/01/27		500,000	243,775
Series 2000, AMT,
	7.750%	02/01/28		500,000	298,755
NY Port Authority of New York &
New Jersey, JFK International Air Terminal,
Series 1997, AMT,
	6.250%	12/01/08		1,000,000	1,120,370
TX Houston Industrial Development Corp.,
Air Cargo, Perot Development, Series 2002, AMT,
	6.000%	03/01/23		390,017	398,150
	Air Transportation Total				3,317,677

Airports - 0.6%
MA State Port Authority,
Series 1999, IFRN,
	10.000%	07/01/29	(f)	1,000,000	1,164,730
	Airports Total				1,164,730

Toll Facilities - 2.2%
CA Foothill/Eastern Transportation
Corridor Agency, Series 1995 A,
	5.000%	01/01/35		1,000,000	891,680
CO Northwest Parkway Public Highway
Authority, First Tier,
Series 2001 D,
	7.125%	06/15/41		500,000	525,150
CO State Public Highway Authority,
E-470, Series 1997 B,
	(a)	09/01/11		2,000,000	1,541,260
NH State Turnpike Systems,
Series 1991 C, IFRN,
	12.716%	11/01/17	(f)	1,000,000	1,227,080
	Toll Facilities Total				4,185,170

Transportation - 1.6%
IL Regional Transportation Authority,
Series 1994 C,
	7.750%	06/01/20		1,000,000	1,401,640
NV State Department of Business & Industry,
Las Vegas Monorail Project,
Series 2000:
	7.375%	01/01/30		250,000	251,795
	7.375%	01/01/40		250,000	250,388
OH Toledo-Lucas County Port Authority,
CSX Transportation, Inc., Series 1992,
	6.450%	12/15/21		1,000,000	1,116,580
	Transportation Total				3,020,403
	TRANSPORTATION TOTAL				11,687,980

UTILITIES - 14.4%
Independent Power Producers - 1.0%
MI Midland County Economic Development Corp.,
Series 2000, AMT,
	6.875%	07/23/09		600,000	624,564
NY New York City Industrial
Development Agency,
Brooklyn Navy Yard Partners,
Series 1997, AMT,
	5.650%	10/01/28		200,000	184,418
NY Suffolk County Industrial Development Agency,
Nissequogue Cogen Partners, Series 1998, AMT,
	5.500%	01/01/23		550,000	521,180
PA Carbon County Industrial Development
Authority, Panther Creek Partners,
Series 2000, AMT,
	6.650%	05/01/10		140,000	151,287
PR Commonwealth of Puerto Rico Industrial,
Educational, Medical & Environmental
Cogeneration Facilities, AES Project,
Series 2000, AMT,
	6.625%	06/01/26		320,000	342,294
	Independent Power Producers Total				1,823,743

Investor Owned - 6.9%
AZ Maricopa County Pollution Control Revenue,
El Paso Electric Co.,
Series 2002 A,
	6.250%	05/01/37	500,000	515,715
CA Chula Vista Industrial Development
Authority, San Diego Gas & Electric,
Series 1996 B, AMT,
	5.500%	12/01/21	625,000	657,013
FL Polk County Industrial Development
Authority, Tampa Electric Co.,
Series 1996, AMT,
	5.850%	12/01/30	500,000	500,950
IN Petersburg, Indiana Power & Light Co.,
Series 1993 B,
	5.400%	08/01/17	2,500,000	2,823,300
MI State Strategic Fund, Detroit Edison Co.,
Series 1998 A, AMT,
	5.550%	09/01/29	3,000,000	3,124,290
MS State Business Finance Corp.,
Systems Energy Resources Project,
Series 1998,
	5.875%	04/01/22	1,000,000	1,006,000
MT Forsyth Pollution Control,
Portland General, Series 1998 A,
	5.200%	05/01/33	150,000	159,231
NV Clark County Industrial Development Revenue,
Nevada Power Co.,
Series 1995 B, AMT,
	5.900%	10/01/30	250,000	228,300
OH State Air Quality Development Authority,
Cleveland Electric Illumination,
Series 2002 A,
	6.000%	12/01/13	650,000	673,147
TX Brazos River Authority, Pollution Control,
TXU Electric Co.:
Series 1999, AMT,
	7.700%	04/01/33	250,000	291,700
Series 2001, AMT,
	5.750%	05/01/36	125,000	128,961
Series 2003 C, AMT,
	6.750%	10/01/38	375,000	393,998
TX Matagorda County Navigation District No.1,
Houston Light & Power Co., Series 1997, AMT,
	5.125%	11/01/28	2,000,000	2,069,820
WY Converse County Pollution Control,
Pacificorp, Series 1988,
	3.900%	01/01/14	500,000	486,435
	Investor Owned Total			13,058,860

Joint Power Authority - 2.6%
MA Municipal Wholesale Electric Co.,
Power Supply System, Project 6-A,
	5.250%	07/01/14	1,000,000	1,114,520
NC Eastern Municipal Power Agency,
Series 2003,
	5.500%	01/01/16	285,000	307,067

NC State Municipal Power Agency,
Catawba Electric No. 1:
Series 1998 A,
	5.500%	01/01/15		640,000	729,881
Series 2003 A,
	5.250%	01/01/18		2,500,000	2,723,175
	Joint Power Authority Total				4,874,643

Municipal Electric - 1.2%
CA State Water Resources Authority,
Series 2002 A,
	5.500%	05/01/14		1,000,000	1,127,910
NC University of North Carolina at
Chapel Hill, Series 1997,
	(a)	08/01/14		1,000,000	668,020
NE Public Power District, Series 1998 A,
	5.250%	01/01/11		500,000	547,795
	Municipal Electric Total				2,343,725

Water & Sewer - 2.7%
GA Atlanta, Series 1993,
	5.500%	11/01/22	(g)	1,000,000	1,150,160
MS V Lakes Utility District,
	8.250%	07/15/24		140,000	137,747
NY New York City Municipal Water Finance Authority,
Water & Sewer System,
Capital Appreciation, Series 1998 D,
	(a)	06/15/20		3,900,000	1,928,628
WA King County, Series 1999,
	5.250%	01/01/30		1,750,000	1,822,625
	Water & Sewer Total				5,039,160
	UTILITIES TOTAL				27,140,131

Total Municipal Bonds
(cost of $175,356,190)					185,322,346

Municipal Preferred Stocks - 0.6%
HOUSING - 0.6%
Multi-Family - 0.6%
Charter Municipal Mortgage Acceptance Co.:
	6.300%	04/30/19		500,000	519,025
	AMT,
	7.600%	11/30/10	(d)	500,000	575,210
	Multi-Family Total				1,094,235
	HOUSING TOTAL				1,094,235
Total Municipal Preferred Stocks
(cost of $1,000,000)					1,094,235

Short-Term Obligations - 1.0%
VARIABLE RATE DEMAND NOTES (h) - 1.0%
FL Alachua County Health Facilities Authority,
Oak Hammock at the University of Florida,
Series 2002 A,
	1.350%	10/01/32		100,000	100,000
IL Health Facilities Authority,
OSF Healthcare System,
	1.330%	11/15/27		900,000	900,000

KS State Development Finance Authority,
Hays Medical Center Foundation,
Series 2000 N,
	1.400%	05/15/26	300,000	300,000
MS Jackson County Pollution Control Revenue,
Chevron Corp.,
	1.350%	12/01/16	100,000	100,000

MO State Health & Educational Facilities,
Authority, Washington University,
Series 1996 C,
	1.350%	09/01/30	400,000	400,000
VARIABLE RATE DEMAND NOTES TOTAL				1,800,000

Total Short-Term Obligations
(cost of $1,800,000)				1,800,000

Total Investments - 99.6%
(cost of $178,156,190)(i)				188,216,581

Other Assets & Liabilities, Net - 0.4%				819,704
Net Assets* - 100.0%				189,036,285

Notes to Investment Portfolio:
*	Net assets represent both Common Shares and Auction Preferred Shares.
(a)	Zero coupon bond.
(b)	Security purchased on a delayed delivery basis.
(c)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. As of August 31, 2004, the value of these securities amounted to $731,365, which represents 0.4% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to $1,405,901, which represents 0.7% of net assets.

(e)	The Trust has been informed that this issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(f)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2004.
(g)	A portion of the security with a market value of $1,104,154 pledged as collateral for open future contracts
(h)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of August 31, 2004.

(i)	Cost for federal income tax purposes is $177,854,684.

At August 31, 2004, the Trust held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10 - Year U.S. Treasury Note	$32,346,000	32,244,515	Dec - 2004	$(101,485)
U.S. Long Bond	15,027,187	14,823,143	Dec - 2004	(204,044)
				$(305,529)

Acronym	Name
AMT	Alternative Minimum Tax
IFRN	Inverse Floating Rate Note

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Investment Grade Municipal Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004